Convertible Loan Agreements	6 Months Ended
Jun. 30, 2025
Convertible Loan Agreements [Abstract]
CONVERTIBLE LOAN AGREEMENTS
NOTE 8 -	CONVERTIBLE LOAN AGREEMENTS:

On November 8, 2023 the Group entered a Note Purchase Agreement (the “November 2023 NPA”) among Chutzpah Holdings Ltd. a related party, (the “Purchaser”) as purchaser, administrative agent and collateral agent. Under the November 2023 NPA, the Purchaser extended a credit facility to the Group in an aggregate principal amount of $60.0 million, that may be utilized and drawn down by way of issuance and sale of senior secured notes to the Purchaser. As of the date of these consolidated financial statements, the Group withdrew $25.0 million. See also note 15(c) to the 2024 annual financial statements.

Following the consummation of the IPO, in July 2024, the Group repaid the November 2023 NPA to the Purchaser totaling $38.6 million, including minimum return interest.

As of June 30, 2025, $35.0 million balance is still available for withdrawal. A commitment fee of 5.0% per annum is payable by the issuer on the unutilized amount of the credit facility.

During the six months ending June 30, 2025, the Company incurred interest expense totaling to $880.